Operating leases - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) item	Mar. 31, 2021 USD ($) item	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Operating leases
Number of operating leases for office | item	2	2
Weighted average remaining lease term	1 year 9 months 18 days	1 year 9 months 18 days
Weighted average discount rate	4.75%	4.75%
Rent expense	¥ 10,374	$ 1,583	¥ 3,399	¥ 3,265
Variable lease costs	0		0
Sublease income	¥ 0		¥ 0